FHLB Advances and Other Borrowings - FHLB Advances (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Banking and Thrift [Abstract]
Within 1 year	$ 250,000	$ 100,000
1 to 3 years	750,000	700,000
4 to 5 years	430,000	730,000
More than 5 years	400,000	400,000
FHLB advances	$ 1,830,000	$ 1,930,000